Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	182,535,892.32	17,653
Yield Supplement Overcollateralization Amount 01/31/25	1,626,287.50	0
Receivables Balance 01/31/25	184,162,179.82	17,653
Principal Payments	11,160,614.60	694
Defaulted Receivables	350,238.61	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	1,451,463.95	0
Pool Balance at 02/28/25	171,199,862.66	16,933

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.35%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	4,174,390.31	268
Past Due 61-90 days	1,076,209.97	68
Past Due 91-120 days	167,100.11	13
Past Due 121+ days	0.00	0
Total	5,417,700.39	349

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	270,970.01
Aggregate Net Losses/(Gains) - February 2025	79,268.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.52%
Prior Net Losses/(Gains) Ratio	-0.40%
Second Prior Net Losses/(Gains) Ratio	1.24%
Third Prior Net Losses Ratio/(Gains)	0.52%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.25%
Weighted Average Contract Rate, Yield Adjusted	5.24%
Weighted Average Remaining Term	24.35

Flow of Funds	$ Amount
Collections	12,071,033.65
Investment Earnings on Cash Accounts	17,164.00
Servicing Fee	(153,468.48)
Transfer to Collection Account	-
Available Funds	11,934,729.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	62,188.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,486,881.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	496,445.20

Total Distributions of Available Funds	11,934,729.17

Servicing Fee	153,468.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	176,686,744.26
Principal Paid	11,336,029.66
Note Balance @ 03/17/25	165,350,714.60

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	23,816,744.26
Principal Paid	11,336,029.66
Note Balance @ 03/17/25	12,480,714.60
Note Factor @ 03/17/25	3.2416599%

Class A-4
Note Balance @ 02/18/25	100,230,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	100,230,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	35,090,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	17,550,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	102,254.31
Total Principal Paid	11,336,029.66
Total Paid	11,438,283.97

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	8,732.81
Principal Paid	11,336,029.66
Total Paid to A-3 Holders	11,344,762.47

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0876298
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7147372
Total Distribution Amount	9.8023670

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0226820
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.4434681
Total A-3 Distribution Amount	29.4661501

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	484.02
Noteholders' Principal Distributable Amount	515.98

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	2,924,574.03
Investment Earnings	9,571.30
Investment Earnings Paid	(9,571.30)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,005,794.46	$1,190,184.18	$1,611,815.23
Number of Extensions	69	83	102
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.61%	0.77%